Land Use Right, Net - Schedule of Estimated Future Amortization Expense for Land Use Rights (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Estimated Future Amortization Expense for Land Use Rights [Abstract]
2026	$ 24,227
2027	24,227
2028	24,227
2029	24,227
2030	24,227
Thereafter	973,358
Total	$ 1,094,493	$ 1,146,828